Investments in Joint Ventures (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended				12 Months Ended
	May 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) ft²	Dec. 31, 2006 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 28, 2017 USD ($)	Oct. 04, 2006 ft²
Company's share of the loss of the joint venture			$ 1,119			$ 1,598	$ 978	$ 145
Joint Venture consolidated retained earnings		$ (2,638)	(1,667)			(2,638)	(990)
Outstanding balance		$ 29,664	$ 34,080			29,664	$ 35,125
BC FRP Realty, LLC
Construction financing through September 15, 2022									$ 17,250
Construction financing through September 15, 2018									$ 300
Interest rate over LIBOR		2.50%
Outstanding balance		$ 2,987				$ 2,987
Vulcan
Acres conributed | ft²										553
Vulcan leasehold interest | ft²										3,443
FRP additional contribution for land					$ 3,018
Additional land acquired | ft²										288
St Johns Properties JV St Johns
Value of land contributed				$ 3,240
Acres conributed | ft²				10
Brooksville Joint Venture
Land acreage | ft²										4,300
Joint venture percentage stake		50.00%	50.00%			50.00%	50.00%			50.00%
Acres conributed | ft²										3,443
Book value of land contribution					2,548
FRP additional contribution for land					$ 3,018
Additional land acquired | ft²										288
Company's share of the loss of the joint venture			$ 4			$ 40	$ 40
BC FRP Realty, LLC
Square feet | ft²				329,000
Value of land contributed				$ 7,500
Joint venture percentage stake		50.00%	50.00%			50.00%	50.00%
Distribution received	$ 2,130
Acres conributed | ft²				25
Company's share of the loss of the joint venture			$ 0			$ 0	$ 0